Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 13 — FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1	—

quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2	—

observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3	—	unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.

The following table presents information about the Company’s liabilities that are measured at fair value as of December 31, 2025 and 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The Company did not have derivative liabilities as of December 31, 2023.

Description:	Level	December 31, 2025	December 31, 2024
Derivative Liabilities:
Forward purchase agreement	3	$1,388,700	$6,404,100
Warrants – Series A	3	$3,383,900	$4,955,300
Warrants – Series C and D	3	$—	$13,913,250

Forward purchase agreement

The Company used a Monte Carlo analysis to determine the fair value of the FPA, assuming 191,007 FPA Shares.

The fair value measurement of the FPA at December 31, 2025 and 2024 was calculated using the following range of weighted average assumptions:

	December 31, 2025	December 31, 2024
Risk-free interest rate	3.48%	4.25%
Stock price	$7.09	$35.00
Expected life	1.1 years	2.1 years
Expected volatility of underlying stock	175.0%	105.0%
Dividends	0%	0%

The model measured the total present value of the Company’s proceeds at approximately $7,227 and the total present value of the Company’s liability at approximately $1,395,938, resulting in a net liability of approximately $1,388,700 as of December 31, 2025. This resulted in a non-cash gain from the change in fair value of derivatives of $5,015,400 for the year ended December 31, 2025.

The model measured the total present value of the Company’s proceeds at approximately $259,254 and the total present value of the Company’s liability at approximately $6,663,316, resulting in a net liability of approximately $6,404,100 as of December 31, 2024. This resulted in a non-cash gain from the change in fair value of derivatives of $14,485,850 for the year ended December 31, 2024.

Warrants — Series A and B

Certain prior-period amounts presented in this section related to the Change in fair value of derivative liabilities have been restated to reflect the correction of an error related to the accounting for the Series A and Series B warrant exercises. See Note 2 — Restatement and Correction of Errors in Previously Reported Consolidated Financial Statements for additional information.

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series A Warrants and Series B Warrants at the date of issuance on March 15, 2024, which included the following assumptions:

	Series A Warrants	Series B Warrants
Expected term (in years)	5.7 years	5.7 years
Stock price	$87.00	$87.00
Risk free rate	4.2%	4.2%
Expected volatility	82.5%	82.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$37.50	$0.01

The total fair value of the Series A Warrants and Series B Warrants measured at issuance was $12,656,550 and $82,450, respectively.

The Company utilized a Black-Scholes model to determine the fair value of the Series A Warrants at December 31, 2025, which included the following assumptions:

Series A Warrants
Expected term	3.9 years
Stock price	$7.09
Risk free rate	3.6%
Expected volatility	165.0%
Expected dividend rate	$0.00
Exercise Price	$3.10

The fair value of the Series A and Series B Warrants as of December 31, 2025, was $3,383,900 and $0, respectively. The $0 fair value for the Series B Warrants reflects that all Series B Warrants had been exercised by this date. The Company recorded non-cash loss from changes in the fair value of derivative liabilities related to the Series A and Series B Warrants of $2,232,886 and $0 for the year ended December 31, 2025, respectively. As of December 31, 2025, investors had exercised 591,145 Series A Warrants and 114,992 Series B Warrants, resulting in the issuance of 670,137 common shares. As of December 31, 2025, 508,857 Series A Warrants and no Series B Warrants remained outstanding.

The Company utilized a Black-Scholes model to determine the fair value of the Series A Warrants at December 31, 2024, which included the following assumptions:

Series A Warrants
Expected term	4.9 years
Stock price	$35.00
Risk free rate	4.4%
Expected volatility	102.5%
Expected dividend rate	$0.00
Exercise Price	$16.37

The fair value of the Series A and Series B Warrants as of December 31, 2024, was $4,955,300 and $0, respectively. The $0 fair value for the Series B Warrants reflects that all Series B Warrants had been exercised by this date. This resulted in a non-cash gain from the change in fair value of derivatives of $2,047,817 and a loss from the issuance of warrants of $17,820,998 for the year ended December 31, 2024, respectively. As of December 31, 2024, investors received 274,858 and 114,992 common shares from exercise of Series A and Series B warrants, respectively. As of December 31, 2024, 167,976 Series A Warrants and no Series B Warrants remained outstanding.

Warrants — Series C and D

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at the date of issuance on August 30, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term	5.6 years	5.6 years
Stock price	$16.00	$16.00
Risk free rate	3.7%	3.7%
Expected volatility	105.0%	105.0%
Expected dividend rate	$0.00	$0.00
Exercise Price	$16.37	$0.0050

The total fair value of the Series C Warrants and Series D Warrants measured at issuance was $8,114,650 and $1,540,150, respectively.

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Series C Warrants and Series D Warrants at December 31, 2024, which included the following assumptions:

	Series C Warrants	Series D Warrants
Expected term (in years)	5.6 years	5.6 years
Stock price	$35.00	$35.00
Risk free rate	4.4%	4.4%
Expected volatility	102.5%	102.5%
Expected dividend rate	$0.00	$0.00
Exercise Price	$16.37	$0.0050

The fair value of the Series C and Series D Warrants as of December 31, 2025, was $0. The $0 fair value for the Series C and D Warrants reflects that all Series C and D Warrants had been exercised by this date. The Company recorded non-cash loss from changes in the fair value of derivative liabilities related to the Series C and Series D Warrants of $31,033,241 for the year ended December 31, 2025. As of December 31, 2025, investors had exercised 3,688,357 Series C Warrants and Series D Warrants, resulting in the issuance of 3,447,957 common shares and pending issuance of 240,400 common shares. As of December 31, 2025, no Series C Warrants and Series D Warrants remained outstanding.

The fair value of the Series C Warrants and Series D Warrants as of December 31, 2024, was $13,703,250 and $210,000, respectively. This resulted in a non-cash loss from the change in fair value of derivatives and issuance of warrants of $4,258,450 and $9,654,799 for the year ended December 31, 2024, respectively. As of December 31, 2024, investors have not exercised any Series C and Series D warrants.

The table below provides a summary of the changes in fair value, including net transfers in and/or out, of all financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the year ended December 31, 2025 and 2024.

Forward Purchase Agreement	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, February 2, 2024	20,889,950
Change in fair value	(14,485,850)
Balance, December 31, 2024	6,404,100
Change in fair value	(5,015,400)
Balance, December 31, 2025	1,388,700
Warrants – Series A and B	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, March 15, 2024	12,739,000
Change in fair value	(7,783,700)
Balance, December 31, 2024	4,955,300
Change in fair value	(1,571,400)
Balance, December 31, 2025	3,383,900
Warrants – Series C and D	Fair Value Measurement Using Level 3 Inputs Total
Balance, December 31, 2023	$—
Initial measurement, August 30, 2024	9,654,800
Change in fair value	4,258,450
Balance, December 31, 2024	13,913,250
Change in fair value	(13,913,250)
Balance, December 31, 2025	—

HBC earnout shares

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the Earnout Shares at the date of the Merger, which included the following assumptions: stock price of $226.50, risk free rate of 3.98%, volatility of 85%, dividends yield of 0% and duration of 4 years.

Stock-based compensation — Awards with Market-Based Conditions

The Company utilized a Monte Carlo simulation analysis to determine the fair value of the awards with market-based conditions at the date of the Merger, which included the following assumptions: stock price of $226.50, risk free rate of 3.9%, volatility of 72.5%, dividends yield of 0% and duration of 6 years.